FAIR VALUE - Schedule of significant inputs to the Monte-Carlo method for the fair value of Warrants (Details) - Level 3	Dec. 31, 2022 Y $ / shares	Dec. 31, 2021 $ / shares Y
Stock price
FAIR VALUE
Derivative liability, measurement input	10.26	9.83
Exercise price
FAIR VALUE
Derivative liability, measurement input	11.50	11.50
Expected term (in years)
FAIR VALUE
Derivative liability, measurement input | Y	5.62	5.86
Volatility
FAIR VALUE
Derivative liability, measurement input	5.90	8.7
Risk-free rate
FAIR VALUE
Derivative liability, measurement input	3.90	1.33